Matthews Asia Innovators Active ETF	March 31, 2023

Schedule of Investments (unaudited)

COMMON EQUITIES: 98.0%

	Shares	Value

CHINA/HONG KONG: 61.7%
Alibaba Group Holding, Ltd. ADR[a]	90,818	$9,279,783
Tencent Holdings, Ltd.	184,100	9,047,928
Trip.com Group, Ltd. ADR[a]	170,646	6,428,235
KE Holdings, Inc. ADR[a]	336,863	6,346,499
Meituan B Shares[a,b,c]	303,520	5,548,458
H World Group, Ltd. ADR[a]	105,217	5,153,529
PDD Holdings, Inc. ADR[a]	53,356	4,049,720
China Resources Beer Holdings Co., Ltd.	374,000	3,001,548
Kuaishou Technology[a,b,c]	387,300	2,982,476
JD.com, Inc. ADR	66,594	2,922,811
Contemporary Amperex Technology Co., Ltd. A Shares	43,000	2,542,506
Wuliangye Yibin Co., Ltd. A Shares	80,600	2,312,146
Innovent Biologics, Inc.[a,b,c]	511,500	2,290,362
NARI Technology Co., Ltd. A Shares	567,200	2,239,132
Kanzhun, Ltd. ADR[a]	112,801	2,146,603
Li Ning Co., Ltd.	266,500	2,101,459
Alchip Technologies, Ltd.	50,000	2,036,292
Wuxi Biologics Cayman, Inc.[a,b,c]	325,500	2,015,210
Focus Media Information Technology Co., Ltd. A Shares	1,959,800	1,960,570
Baidu, Inc. ADR[a]	12,532	1,891,329
Ping An Insurance Group Co. of China, Ltd. A Shares	240,100	1,594,303
OPT Machine Vision Tech Co., Ltd. A Shares	78,788	1,580,954
BeiGene, Ltd. ADR[a]	7,322	1,578,111
Proya Cosmetics Co., Ltd. A Shares	57,000	1,509,392
BYD Co., Ltd. A Shares	38,700	1,442,776
StarPower Semiconductor, Ltd. A Shares	36,000	1,439,256
JD Health International, Inc.[a,b,c]	192,550	1,432,483

Total China/Hong Kong		86,873,871

INDIA: 9.7%
HDFC Bank, Ltd.	222,994	4,367,353
ICICI Bank, Ltd.	228,317	2,437,150
Reliance Industries, Ltd.	74,342	2,108,660
Bajaj Finance, Ltd.	25,259	1,726,323
Titan Co., Ltd.	50,349	1,540,750
Mahindra & Mahindra, Ltd.	100,832	1,421,641

Total India		13,601,877

SOUTH KOREA: 8.9%
Samsung Electronics Co., Ltd.	128,061	6,295,582
Samsung SDI Co., Ltd.	4,637	2,617,963
Coupang, Inc.[a]	134,429	2,150,864
NAVER Corp.	9,071	1,407,491

Total South Korea		12,471,900

TAIWAN: 6.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	398,000	6,967,206
MediaTek, Inc.	70,000	1,809,344

Total Taiwan		8,776,550

	Shares	Value

SINGAPORE: 5.7%
Sea, Ltd. ADR[a]	59,220	$5,125,491
Grab Holdings, Ltd. Class Aa	945,632	2,846,352

Total Singapore		7,971,843

UNITED STATES: 3.2%
Meta Platforms, Inc. Class Aa	7,401	1,568,568
Broadcom, Inc.	2,439	1,564,716
Visa, Inc. Class A	6,334	1,428,064

Total United States		4,561,348

INDONESIA: 1.5%
PT Bank Rakyat Indonesia Persero Tbk	6,736,000	2,124,864

Total Indonesia		2,124,864

VIETNAM: 1.1%
Mobile World Investment Corp.	925,200	1,519,921

Total Vietnam		1,519,921

TOTAL COMMON EQUITIES		137,902,174

(Cost $131,077,763)

SHORT-TERM INVESTMENT: 2.9%

MONEY MARKET FUNDS: 2.9%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.64%[d]	4,150,592	4,150,592

(Cost $4,150,592)

TOTAL INVESTMENTS: 100.9%		142,052,766
(Cost $135,228,355)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.9%)		(1,276,123)

NET ASSETS: 100.0%		$140,776,643

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $14,268,989, which is 10.14% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of March 31, 2023.

ADR	American Depositary Receipt

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